Document And Entity Information	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Entity Registrant Name	Caledonia Mining Corp Plc
Entity Central Index Key	0000766011
Current Fiscal Year End Date	--12-31
Document Type	6-K/A
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to Form 6-K, originally filed with the Securities and Exchange Commission on August 13, 2020, is to furnish Exhibit 99.1 to the Form 6-K in the form containing the XBRL (eXtensible Business Reporting Language) Interactive Data File for the financial statements and notes included therein.